Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended														3 Months Ended		12 Months Ended
	Dec. 31, 2012 acre	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Natural Gas	Dec. 31, 2012 Less than $2.25	Dec. 31, 2012 Capacity Reservation	Dec. 31, 2011 Capacity Reservation	Dec. 31, 2010 Capacity Reservation	Dec. 31, 2012 Capacity Reservation 2013	Dec. 31, 2012 Capacity Reservation 2014	Dec. 31, 2012 Capacity Reservation 2015	Dec. 31, 2012 Capacity Reservation 2016	Dec. 31, 2012 Capacity Reservation Two Thousand And Seventeen	Dec. 31, 2012 Capacity Reservation Thereafter	Mar. 31, 2012 Drilling Rights	Dec. 31, 2012 Drilling Rights Well	Dec. 31, 2012 Drilling Rights Minimum	Dec. 31, 2012 Drilling Rights Maximum	Dec. 31, 2012 Drilling Rights 2013	Dec. 31, 2012 Drilling Rights 2014	Dec. 31, 2012 Drilling Rights 2015	Dec. 31, 2012 Pennsylvania Impact Fee
Loss Contingencies [Line Items]
Letters of credit	$ 800,000	$ 800,000
Rent expense	300,000	400,000	300,000
Obligation for the cryogenic gas processing plant if gas is not processed									6,100,000	10,400,000	13,000,000	14,600,000	14,600,000	115,300,000
Capacity reservation charges						500,000	100,000	0
Estimated working interest						70.00%
Minimum cost to retain drilling rigs																			3,000,000	3,000,000	800,000
Minimum cost to retain the completion services																			8,400,000	2,100,000
Payment related to sale agreement	406,400,000
Transportation and marketing expenses of oil natural gas and natural gas liquids	9,000,000	4,600,000	100,000
Working interest through acquisition	62.50%
Acres through acquisition	4,510
Percentage of working interest in 15% of Mfc	100.00%
Working interest of MFC	15.00%
Drilling carry obligation															14,100,000
Drilling carry obligation balance																11,300,000
Drilling commitments																3
Estimated commitment for each well drilled and completed																	8,000,000	9,000,000
Termination date of agreement																Jun. 15, 2013
Commitment period for drilling wells	November 15 of each year
Rate in which unconventional wells are charged																						20.00%
Production and Lease Operating Expense	47,638,000	33,116,000	24,656,000	5,400,000	2,800,000
Other asset retirement obligation	$ 300,000	$ 300,000